Commitments And Contingencies	12 Months Ended
Dec. 31, 2025
Commitments And Contingencies [Abstract]
Commitments and Contingencies

26	Commitments and contingencies
Withholding, indirect and gaming taxes
As reflected in the critical accounting estimates and judgments disclosures in note 3, the Group reviews tax developments at each reporting date to determine if a provision should be recorded or a contingency disclosed. The Group assesses its tax liabilities taking into account current (and enacted but not yet implemented) tax law in conjunction with advice received from professional advisers or legal counsel. Management have assessed that the financial effect of such contingencies are either possible or probable but cannot be reliably measured due to considerable uncertainty regarding amount or timing.
Jumpman Gaming Limited ("Jumpman") is subject to an assessment from the HMRC totaling £21.5 million ($29.0 million) in respect of Remote Gaming Duty ("RGD") from Q1 2019 to Q4 2022. This amount was reduced to £12.1 million ($16.9 million) as per the letter received from HMRC, dated May 21, 2024. Jumpman appealed the assessment to the First-Tier Tribunal (Tax Chamber) ("FTT") on the basis that Jumpman had already accounted for RGD, and free spins won from MegaReel spins constituted excluded winnings or excluded freeplay and therefore not subject to RGD.
On September 16, 2025, the first-tier tribunal dismissed Jumpman’s appeal and upheld HMRC’s assessments for the relevant periods of assessment (Q3 2018 to Q4 2022). Jumpman obtained leave to appeal and filed its Notice of Appeal to the Upper Tribunal on the basis that the FTT’s made errors in law and misinterpreted the relevant legislation when deciding Jumpman’s initial appeal. The hearing before the Upper Tribunal has been listed for hearing on June 17 & 18, 2026. The provision was updated to £13.3 million ($17.9 million) in 2025, which was subsequently reduced by payments made of £0.7 million ($1.0 million), and adjusted for interest and penalties amounting to £7.1 million ($9.5 million), resulting in a provision of £19.6 million ($26.4 million) at December 31, 2025.

26	Commitments and contingencies (continued)
Legal contingencies
The business is party to pending litigation in various jurisdictions and with various plaintiffs in the normal course of business, including claims from customers within such jurisdictions as Austria and Germany. The Group takes legal advice as to the likelihood of success of claims and counterclaims. No provision is recorded where, due to inherent uncertainties, no accurate quantification of any cost, or timing of such cost, which may arise from any of the legal proceedings can be determined.
At December 31, 2025, the Group has provided $9.0 million, compared to $6.9 million that was provided for at December 31, 2024 in respect of customer claims.
The Financial Surveillance Department ("FinSurv") of the South African Reserve Bank, has initiated an investigation with Raging River Proprietary Limited ("Raging River, the Company or fellow Group subsidiary"), a fellow Group subsidiary incorporated in South Africa, regarding historical transactions involving the transfer of funds from the Company to foreign / non-South African resident entities within the Super Group (SGHC) Limited group structure, allegedly in breach of the South African Exchange Control Regulations.
These transfers were made in exchange for, amongst other things, services and licenses provided to Raging River under various agreements. FinSurv's investigation into these transactions and engagements with the Company remain ongoing. The Company is required to place a non-binding deposit in an amount of R30 million ($1.8 million) with the authorized dealer for the duration of the investigation, as an interim measure. The non-binding deposit will be held for a period not exceeding 30 days from the date of completion of the investigation. No obligation has been accounted for as at December 31, 2025, as the amount of any potential obligation cannot at this stage be measured with sufficient reliability. The deposit was paid in January 2026.
Other contractual commitments
The Group entered into definitive agreements on May 8, 2024 to assume full control of its sportsbook software technology owned by Fusion. Refer to note 14 for further details on contractual commitments as of December 31, 2025.